UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT SERIES

LEGG MASON PARTNERS GROWTH AND INCOME FUND

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS GROWTH AND INCOME FUND

Schedule of Investments (unaudited)	January 31, 2007

SHARES	SECURITY(a)	VALUE
COMMON STOCKS - 12.9%
CONSUMER DISCRETIONARY - 4.1%
Household Durables - 2.3%
577,000	Toll Brothers Inc. *	$19,519,910

Media - 1.8%
671,900	Time Warner Inc.	14,694,453

	TOTAL CONSUMER DISCRETIONARY	34,214,363

FINANCIALS - 6.7%
Consumer Finance - 1.8%
189,100	Capital One Financial Corp.	15,203,640

Diversified Financial Services - 4.9%
322,054	Bank of America Corp.	16,933,599
471,180	JPMorgan Chase & Co.	23,997,198

	Total Diversified Financial Services	40,930,797

	TOTAL FINANCIALS	56,134,437

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
213,100	UnitedHealth Group Inc.	11,136,606

INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
195,500	Texas Instruments Inc.	6,097,645

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $82,648,420)	107,583,051

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.8%
REPURCHASE AGREEMENT - 2.8%
$23,328,000	State Street Bank & Trust Co. dated 1/31/07, 4.770% due 2/1/07; Proceeds at maturity - $23,331,091; (Fully collateralized by U.S. Treasury Note, 4.875% due 4/30/08; Market value - $23,795,600) (Cost - $23,328,000)	23,328,000

	TOTAL INVESTMENTS - 15.7% (Cost - $105,976,420#)	130,911,051
	Other Assets in Excess of Liabilities - 84.3%	703,568,199

	TOTAL NET ASSETS - 100.0%	$834,479,250

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

(a) All securities and a portion of other assets in excess of liabilities are segregated for open future contracts.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Growth and Income Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Series (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shareholder approval of a reorganization pursuant to which the Fund’s assets have been acquired and its liabilities assumed by Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value Fund (the “Acquiring Fund”), in exchange for shares of the Acquiring. The Fund has been terminated, and shares of the Acquiring Fund was distributed to Fund shareholders effective as of the close of business on February 2, 2007.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,181,450
Gross unrealized depreciation	(246,819)

Net unrealized appreciation	$24,934,631

At January 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index Futures	9,019	3/07	$645,314,717	$650,720,850	$5,406,133

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ITEM 2.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2007

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 28, 2007